Stockholders' Equity (Tables) - Options [Member]	12 Months Ended
Dec. 31, 2017
Summary of stock options outstanding

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$0.18 - $0.65	7,145,000	7.51	$0.28	3,833,956	$0.31
$0.66 - $0.79	30,000	6.04	0.79	30,000	$0.79
$0.80 - $12.25	15,500	4.59	3.73	15,500	$3.73
	7,190,500	7.50	$0.29

Summary of stock option activity
	Options	Weighted Average
	Outstanding	Exercise Price
Balance, December 31, 2016	7,490,499	$0.29
Granted	-	-
Exercised	-	-
Forfeited or expired	299,999	0.18
Balance, December 31, 2017	7,190,500	$0.29